Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W., Suite 500 Washington, DC 20036 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Jessica D. Burt

202.419.8409

jburt@stradley.com

1933 Act Rule 497(e)

1933 Act File No. 002-73024

940 Act File No. 811-03213

October 7, 2016

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nationwide Variable Insurance Trust (the “Registrant”)
File Nos. 002-73024 and 811-03213
Rule 497(e) filing

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find certain risk/return summary information in an interactive data format using the eXtensible Business Report Language (the “XBRL Exhibits”). The XBRL Exhibits reflect the risk/return summary disclosure that was included in the supplement dated October 3, 2016, to the Prospectus dated April 29, 2016, relating to the NVIT Multi-Manager Small Company Fund, a series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on October 3, 2016 (SEC Accession No. 0001680359-16-000016) pursuant to Rule 497(e) under the 1933 Act.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/Jessica D. Burt

Jessica D. Burt, Esquire